Summary of Principal Accounting Policies - Reconciliations of Assets and Liabilities (Details) - 12 months ended Dec. 31, 2021 - Fair Value, Recurring	CNY (¥)	USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration, Beginning balance	¥ 1,833,421
Returnable consideration, Ending balance	5,385,583
Payables for contingent consideration, Beginning balance	525,685
Available-for-sale debt investment, Beginning balance	103,701,474
Available-for-sale debt investment, Ending balance	106,493,137
Significant Unobservable Inputs (Level 3)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration, Beginning balance	1,833,421
Returnable consideration, Net unrealized fair value increase recognized in earnings	3,552,162
Returnable consideration, Ending balance	5,385,583	$ 845,115
Payables for contingent consideration, Beginning balance	525,685
Payables for contingent consideration, Net unrealized fair value increase recognized in earnings	(525,685)
Available-for-sale debt investment, Beginning balance	103,701,474
Available-for- sale debt investment, Net unrealized fair value increase recognized in other comprehensive income	2,791,663
Available-for-sale debt investment, Ending balance	¥ 106,493,137	$ 16,711,097